Submission	Oct. 10, 2025
Submission [Line Items]
Central Index Key	0001854919
Registrant Name	Dynamic Alternatives Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES